HMBS Related Obligations, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of HMBS related obligations, at fair value
HMBS related obligations, at fair value, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Ginnie Mae loan pools - UPB	$10,719,000	$9,849,835
Fair value adjustments	277,755	572,523
Total HMBS related obligations, at fair value	$10,996,755	$10,422,358

Weighted average remaining life (in years)	4.0	4.6
Weighted average interest rate	5.0%	2.5%